Shareholder Report, Line Graph (Details) 321012_Hotchkis - Wiley Small Cap Diversified Value Fund_Class Z_TSR Annual {Class Z} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 1,591,237	$ 1,574,608	$ 1,450,317	$ 1,288,758	$ 1,422,151	$ 792,484	$ 1,000,000	$ 2,083,299
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	2,208,121	1,915,179	1,555,475	1,307,631	1,518,128	1,053,053	1,000,000	$ 2,712,092
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index
Accumulated Value	1,493,805	1,415,455	1,276,383	1,204,049	1,438,194	829,984	1,000,000	$ 2,136,230
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Index
Accumulated Value	$ 1,543,277	$ 1,433,191	$ 1,302,236	$ 1,159,535	$ 1,550,129	$ 956,718	$ 1,000,000	$ 2,172,608